Document and Entity Information shares in Thousands, $ in Thousands	12 Months Ended
Jun. 30, 2017 USD ($) shares
Document and Entity Information [Abstract]
Entity Registrant Name	Kentucky First Federal Bancorp
Entity Central Index Key	0001297341
Trading Symbol	KFFB
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Document Type	10-K
Document Period End Date	Jun. 30, 2017
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float | $	$ 0
Entity Common Stock, Shares Outstanding | shares	0